CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 30, 2018
Accrued interest		$ 11,643
Unamortized debt discount	$ (538,060)	$ (371,387)	$ (777,242)
Viktoria Akhmetova [Member]
Maturity date		Jan. 11, 2020
15% Convertible Notes Payable Due December 8, 2019 [Member] | Viktoria Akhmetova [Member]
Interest rate		15.00%
Maturity date		Dec. 08, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			24,573
15% Convertible Notes Payable Due December 10, 2019 [Member] | Joseph W and Patricia G Abrams [Member]
Interest rate		15.00%
Maturity date		Dec. 10, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			31,964
15% Convertible Notes Payable Due January 27, 2020 [Member] | Joseph W and Patricia G Abrams [Member]
Interest rate		15.00%
Maturity date		Jan. 27, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			4,496
15% Convertible Notes Payable Due December 24, 2019 [Member] | Roman Schefer [Member]
Interest rate		15.00%
Maturity date		Dec. 24, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			12,121
8% Convertible Notes Payable Due May 14, 2019 [Member] | Crown Bridge Partners, LLC [Member]
Interest rate		8.00%
Maturity date		May 14, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			18,796
8% Convertible Notes Payable Due June 12, 2019 [Member] | Crown Bridge Partners, LLC [Member]
Interest rate		8.00%
Maturity date		Jun. 12, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			16,437
8% Convertible Notes Payable Due July 26, 2019 [Member] | Crown Bridge Partners, LLC [Member]
Interest rate		8.00%
Maturity date		Jul. 26, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			12,856
8% Convertible Notes Payable Due August 31, 2019 [Member] | Crown Bridge Partners, LLC [Member]
Interest rate	8.00%	8.00%
Maturity date	Aug. 31, 2019	Aug. 31, 2019
Principal	$ 19,914	$ 27,500
Accrued interest	4,076	3,303
Unamortized debt discount
Convertible notes payable	$ 23,990	$ 30,803	9,927
8% Convertible Notes Payable Due October 16, 2019 [Member] | Crown Bridge Partners, LLC [Member]
Interest rate	8.00%	8.00%
Maturity date	Oct. 16, 2019	Oct. 16, 2019
Principal	$ 27,500	$ 27,500
Accrued interest	3,710	2,887
Unamortized debt discount
Convertible notes payable	31,210	30,387	6,184
Convertible Notes Payable [Member]
Principal		58,732	67,101
Accrued interest		59,249
Unamortized debt discount		(141,591)	(544,819)
Convertible notes payable		359,362	790,093
Convertible Notes Payable [Member]
Principal	932,664
Accrued interest	62,468
Unamortized debt discount	(538,060)
Convertible notes payable	$ 457,072
Power Up Lending Group [Member]
Accrued interest		1,542
Unamortized debt discount		$ (61,623)
Power Up Lending Group [Member] | 8% Convertible Notes Payable Due April 30, 2019 [Member]
Interest rate		8.00%
Maturity date		Apr. 30, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			38,645
Power Up Lending Group [Member] | 8% Convertible Notes Payable Due September 15, 2019 [Member]
Interest rate		8.00%
Maturity date		Sep. 15, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			11,869
Power Up Lending Group [Member] | 12% Convertible Notes Payable Due November 12, 2020 [Member]
Interest rate	12.00%	12.00%
Maturity date	Nov. 30, 2020	Nov. 12, 2020
Principal	$ 93,000	$ 93,000
Accrued interest	4,005	1,223
Unamortized debt discount	(58,874)	(82,580)
Convertible notes payable	$ 38,131	$ 11,643
Power Up Lending Group [Member] | 12% Convertible Notes Payable Due December 23, 2020 [Member]
Interest rate	12.00%	12.00%
Maturity date	Dec. 23, 2020	Dec. 23, 2020
Principal	$ 63,000	$ 63,000
Accrued interest	2,051	166
Unamortized debt discount	(45,959)	(61,623)
Convertible notes payable	$ 19,092	$ 1,543
Power Up Lending Group [Member] | 12% Convertible Notes Payable Due January 22, 2021 [Member]
Interest rate	12.00%
Maturity date	Dec. 23, 2020
Principal	$ 43,000
Accrued interest	975
Unamortized debt discount	(34,893)
Convertible notes payable	$ 9,082
Labrys Fund, LP [Member]
Maturity date			Feb. 28, 2019
Labrys Fund, LP [Member] | 8% Convertible Notes Payable Due December, 22 2018 [Member]
Interest rate		8.00%
Maturity date		Dec. 22, 2018
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			$ 129,758
Labrys Fund, LP [Member] | 8% Convertible Notes Payable Due April 25, 2019 [Member]
Interest rate		8.00%
Maturity date		Apr. 25, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			126,826
JSJ Investments, Inc. [Member] | 8% Convertible Notes Payable Due July 26, 2019 [Member]
Interest rate		8.00%
Maturity date		Jul. 26, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			46,751
JSJ Investments, Inc. [Member] | 8% Convertible Notes Payable Due October 8, 2019 [Member]
Interest rate		8.00%
Maturity date		Oct. 08, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			24,855
JSJ Investments, Inc. [Member] | 8% Convertible Notes Payable Due Mar. 29, 2020 [Member]
Interest rate		8.00%
Maturity date		Mar. 29, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due May 11, 2019 [Member]
Interest rate		8.00%
Maturity date		May 11, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			41,543
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due August 14, 2019 [Member]
Interest rate		8.00%
Maturity date		Aug. 14, 2019
Principal		$ 100,000
Accrued interest		17,557
Unamortized debt discount
Convertible notes payable		$ 27,557	61,693
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due August 14, 2019 [Member]
Interest rate		8.00%
Maturity date		Aug. 14, 2019
Principal		$ 150,000
Accrued interest		24,789
Unamortized debt discount
Convertible notes payable		$ 165,715	53,056
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due September 19, 2019 [Member]
Interest rate		8.00%
Maturity date		Sep. 19, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			14,557
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due September 19, 2019 [Member]
Interest rate		8.00%
Maturity date		Sep. 19, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			10,134
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due February 4, 2020 [Member]
Interest rate		8.00%
Maturity date		Feb. 04, 2020
Principal		$ 48,000
Accrued interest		6,228
Unamortized debt discount		(4,985)
Convertible notes payable		$ 49,243
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due February 4, 2020 [Member]
Interest rate		8.00%
Maturity date		Feb. 04, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Alex Pereira [Member] | 8% Convertible Notes Payable Due November 11, 2019 [Member]
Interest rate		8.00%
Maturity date		Nov. 11, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			3,189
Delinvest Commercial, LTD [Member] | 15% Convertible Notes Payable Due December 16, 2019 [Member]
Interest rate		15.00%
Maturity date		Dec. 16, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable			24,307
Delinvest Commercial, LTD [Member] | 15% Convertible Notes Payable Due December 26, 2019 [Member]
Interest rate		15.00%
Principal
Unamortized debt discount
Convertible notes payable			65,556
Delinvest Commercial, LTD [Member] | 15% Convertible Notes Payable Due December 26, 2019 [Member]
Maturity date		Dec. 26, 2019
Accrued interest
BOBA Management Corp [Member] | 8% Convertible Notes Payable Due January 23, 2020 [Member]
Interest rate		8.00%
Maturity date		Jan. 23, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
BOBA Management Corp [Member] | 8% Convertible Notes Payable Due October 8, 2019 [Member]
Interest rate		8.00%
Maturity date		Oct. 08, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
BOBA Management Corp [Member] | 8% Convertible Notes Payable Due July 16, 2020 [Member]
Interest rate		8.00%
Maturity date		Jul. 16, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Global Consulting Alliance [Member] | 8% Convertible Notes Payable Due September 15, 2019 [Member]
Interest rate		8.00%
Maturity date		Sep. 15, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Global Consulting Alliance [Member] | 8% Convertible Notes Payable Due May 24, 2020 [Member]
Interest rate		8.00%
Maturity date		May 24, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Dieter Busenhart [Member] | 6% Convertible Notes Payable Due November 12, 2020 [Member]
Interest rate		6.00%
Maturity date		Nov. 12, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Dieter Busenhart [Member] | 6% Convertible Notes Payable Due November 18, 2020 [Member]
Interest rate		6.00%
Maturity date		Nov. 18, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Odyssey Funding, LLC [Member] | 10% Convertible Notes Payable Due November 15, 2020 [Member]
Interest rate	10.00%	10.00%
Maturity date	Nov. 15, 2020	Nov. 15, 2020
Principal	$ 200,000	$ 200,000
Accrued interest	7,507	2,521
Unamortized debt discount	125,137	(174,863)
Convertible notes payable	$ 82,370	$ 27,658
Odyssey Funding, LLC [Member] | 10% Convertible Notes Payable Due January 13, 2020 [Member]
Interest rate	10.00%
Maturity date	Jan. 13, 2020
Principal	$ 100,000
Accrued interest	2,137
Unamortized debt discount	(78,689)
Convertible notes payable	$ 23,448
Black Ice Advisors, LLC [Member] | 10% Convertible Notes Payable Due November 25, 2020 [Member]
Interest rate	10.00%	10.00%
Maturity date	Nov. 25, 2020	Nov. 25, 2020
Principal	$ 52,500	$ 52,500
Accrued interest	1,884	575
Unamortized debt discount	(34,283)	(47,336)
Convertible notes payable	$ 20,101	5,739
GS Capital Partners [Member] | 8% Convertible Notes Payable Due August 14, 2019 [Member]
Interest rate	8.00%
Maturity date	Aug. 14, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
GS Capital Partners [Member] | 8% Convertible Notes Payable Due August 14, 2019 [Member]
Interest rate	8.00%
Maturity date	Aug. 14, 2019
Principal	$ 150,000
Accrued interest	33,764
Unamortized debt discount
Convertible notes payable	$ 183,764
GS Capital Partners [Member] | 8% Convertible Notes Payable DueFebruary 4, 2020 [Member]
Interest rate	8.00%
Maturity date	Feb. 04, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable	$ 183,764
Adar Alef, LLC [Member] | 10% Convertible Notes Payable Due February 5, 2021 [Member]
Interest rate	10.00%
Maturity date	Feb. 05, 2021
Principal	$ 105,000
Accrued interest	1,582
Unamortized debt discount	(89,221)
Convertible notes payable	$ 17,361
LG Capital Funding LLC [Member] | 10% Convertible Notes Payable Due February 24, 2021 [Member]
Interest rate	10.00%
Maturity date	Feb. 24, 2021
Principal	$ 78,750
Accrued interest	777
Unamortized debt discount	(71,004)
Convertible notes payable	$ 8,523